Fair Value of Financial Instruments - Continuity Schedule of Contingent Consideration Payable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 333,584
Ending balance	1,112,783	$ 333,584
Contingent consideration payable | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	21,333	13,221
Additions	24,778	16,076
Unrealized loss from changes in fair value	3,263	7,844
Payments	(21,237)	(15,808)
Ending balance	28,137	21,333
Contingent consideration payable | Level 3 | BCNL UCI
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	1,242	0
Additions	0	1,119
Unrealized loss from changes in fair value	458	123
Payments	(1,700)	0
Ending balance	0	1,242
Contingent consideration payable | Level 3 | CanvasRx
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	5,884	13,221
Additions	0	0
Unrealized loss from changes in fair value	261	6,703
Payments	(4,160)	(14,040)
Ending balance	1,985	5,884
Contingent consideration payable | Level 3 | H2
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	14,207	0
Additions	0	14,957
Unrealized loss from changes in fair value	2,060	1,018
Payments	(15,036)	(1,768)
Ending balance	1,231	14,207
Contingent consideration payable | Level 3 | Whistler
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	0
Additions	24,395	0
Unrealized loss from changes in fair value	376	0
Payments	0	0
Ending balance	24,771	0
Contingent consideration payable | Level 3 | Immaterial transactions
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	0
Additions	383	0
Unrealized loss from changes in fair value	108	0
Payments	(341)	0
Ending balance	$ 150	$ 0